Income Tax Credit - Schedule of Major Components of Income Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax:
Total current tax	£ 4,238	£ 4,261	£ 2,291
Deferred tax:
In respect of prior years, deferred tax	(1,962)	(2,043)	(1,007)
Total deferred tax	1	(38)	110
Income tax credit	4,239	4,223	2,401
Current income tax receivable	8,481	4,263	4,225
Deferred tax	46	47
U.K.
Current tax:
In respect of current year	4,325	4,239	2,298
In respect of prior years	(86)	19	3
Deferred tax:
Current income tax receivable	8,477	4,239	4,207
U.S.
Current tax:
In respect of current year	(1)		(10)
In respect of prior years		3
Deferred tax:
In respect of current year, deferred tax	1	11	61
In respect of prior years, deferred tax		(49)	49
Current income tax receivable	4	24	18
Deferred tax	£ 46	£ 47	£ 81